JPMorgan Small Cap Blend Fund Performance Management - R2 R3 R4 R5 Shares [Member] - JPMorgan Small Cap Blend Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. Because Class R2, Class R3, Class R4 and Class R5 Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.The table compares the Fund’s performance to the performance of the Russell 3000® Index and Russell 2000® Index. The Russell 3000® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 2000® Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares. The actual returns of Class R4 and Class R5 Shares would have been different than those shown for Class A Shares because Class R4 and Class R5 Shares have different expenses than Class A Shares. As of June 1, 2018, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance One Year or Less [Text]	Because Class R2, Class R3, Class R4 and Class R5 Shares have not yet commenced operations as of the date of this prospectus
Performance Additional Market Index [Text]	The table compares the Fund’s performance to the performance of the Russell 3000® Index and Russell 2000® Index. The Russell 3000® Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 2000® Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.The performance of Class R2, Class R3, Class R4 and Class R5 Shares would be substantially similar to the performance of Class A Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS — CLASS A SHARES*
Bar Chart Closing [Text Block]	Best Quarter4th quarter, 202027.87%Worst Quarter1st quarter, 2020-25.74%The Fund’s year-to-date total returnthrough9/30/26was12.12%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	12.12%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020